Lessor Accounting	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lessor Accounting

6.	Lessor Accounting
Lease income is included in Products and Equipment sales in the accompanying consolidated statements of income. Supplemental income statement information is as follows:

	Years ended December 31
	2020	2019
	(Millions of yen)
Lease income – sales-type and direct financing leases
Revenue at lease commencement	92,133	114,312
Interest income on lease receivables	18,594	20,382

	110,727	134,694
Lease income – operating leases	23,878	25,403
Variable lease income	5,343	6,216

	139,948	166,313

Finance Receivables and Operating Leases
Finance receivables represent financing leases which consist of sales-type leases and direct financing leases resulting from the sales of Canon’s and complementary third-party products. These receivables typically have terms ranging from 1 year to 7 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2020	2019
	(Millions of yen)
Total minimum lease payments receivable	337,265	360,146
Unguaranteed residual values	11,459	13,070
Executory costs	—	—
Unearned income	(29,541)	(33,338)

	319,183	339,878
Less allowance for credit losses	(3,068)	(2,627)

	316,115	337,251
Less current portion	(108,837)	(113,892)

	207,278	223,359

Allowance for Credit Losses
The activities in the allowance for credit losses are as follows:

	Years ended December 31
	2020	2019
	(Millions of yen)
Balance at beginning of year	2,627	2,675
Charge-offs	(2,199)	(1,653)
Provision	2,351	1,495
Translation adjustments and other	289	110

Balance at end of year	3,068	2,627

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables is evaluated collectively based on historical experiences of credit losses, and reasonable and supportable forecasts. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or are individually evaluated for impairment at December 31, 2020 and December 31, 2019 are not significant.
Equipment leased to customers
The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2020 and 2019 was ¥132,763 million and ¥116,681 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2020 and 2019 was ¥81,345 million and ¥82,633 million, respectively.
Maturity Analysis
The following is a schedule by year of the future minimum lease payments to be received under finance leases and non-cancellable
operating leases at December 31, 2020.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2021	121,577	9,273
2022	91,568	5,156
2023	62,913	3,154
2024	36,652	1,450
2025	16,868	617
Thereafter	7,687	129

	337,265	19,779

Information about transferring finance receivables
Canon has syndication arrangements to sell its entire interests in finance receivables to the third-party financial institutions. The transactions under the arrangements are accounted for as sales in accordance with ASC 860 “Transfers and Servicing.” The sales of finance receivables were ¥19,185 million, ¥11,710 million and ¥21,909 million for the year ended December 31, 2020, 2019 and 2018. The amounts remaining uncollected were ¥36,339 million, ¥28,616 million and ¥22,956 million at December 31, 2020, 2019 and 2018, respectively. Cash proceeds from the transactions are included in other, net under the cash flow from operating activities in the consolidated statements of cash flows. Canon continues to provide collection and administrative services for the financial institutions. The amount associated with the servicing liability measured at fair value was not material at December 31, 2020, 2019 and 2018, respectively. Canon also retains limited recourse obligations which cover credit defaults. The recourse obligation was not material at December 31, 2020, 2019 and 2018, respectively.